Acquisitions and Divestments - Allocation of Purchase Price (Detail) - Freescale Semiconductor, Ltd. [Member] $ in Millions	Dec. 07, 2015 USD ($)
Business Acquisition [Line Items]
Total purchase price	$ 11,639
Estimated fair value of net tangible assets acquired and liabilities assumed:
Cash and cash equivalents	427
Accounts receivable, net	511
Inventories, net	1,280
Other current assets	93
Property, plant and equipment	1,827
Other non-current assets	64
Accounts payable, accrued liabilities and other current liabilities	(714)
Deferred taxes	(2,292)
Other long-term liabilities	(329)
Long-term debt	(5,091)
Estimated fair value of net tangible assets acquired and liabilities assumed	$ (4,224)